SUBSEQUENT EVENT (Details Narrative)										3 Months Ended	12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Jun. 05, 2024 USD ($)	May 29, 2024 USD ($) $ / shares shares	Apr. 29, 2024 USD ($)	Apr. 16, 2024 USD ($) shares	Feb. 28, 2024 USD ($) $ / shares	Oct. 23, 2023	Oct. 23, 2023	Nov. 02, 2022	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2022 shares	Nov. 02, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Apr. 28, 2023 USD ($)
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split							4:1	4:1	60:1
Debt Instrument, Face Amount													$ 38,291	$ 52,454	$ 209,497
Debt Instrument, Interest Rate, Stated Percentage										10.00%			6.00%	6.00%
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 3.40
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares											2,778
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										1,365
Convertible Debenture [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from subscription										$ 2,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split							1-for-4 reverse split
Long-Term Debt												$ 45,000
Proceeds from Convertible Debt		$ 865,000				$ 20,000,000
Debt Instrument, Face Amount			$ 1,000			$ 1,000
[custom:WarrantTerm]			5 years			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 4.08			$ 4.08
Stock Issued During Period, Shares, New Issues | shares			294
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 3.40
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	18,635
Subsequent Event [Member] | Mr Taillon [Member]
Subsequent Event [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				$ 250,000
[custom:EmploymentAgreementDescription]				The terms of this employment agreement as amended also provide that Mr. Taillon is eligible for an annual cash bonus of up to 100% of his annual salary. In addition to any annual bonus, Mr. Taillon received a one-time sign-on bonus of $50,000 and is eligible for additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater. Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary.
Subsequent Event [Member] | First Tranche [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 500,000
Debt Instrument, Face Amount					$ 500,000
Stock Issued During Period, Shares, New Issues | shares					500
Class of Warrant or Right, Outstanding | shares					147,000
Subsequent Event [Member] | Second Tranche [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt					$ 865,000
Debt Instrument, Face Amount					$ 865,000
Stock Issued During Period, Shares, New Issues | shares					865
Class of Warrant or Right, Outstanding | shares					254,310
Subsequent Event [Member] | Convertible Debenture [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.91
Class of Warrant or Right, Outstanding | shares	523
[custom:ClassOfWarrantOrRightExercisableTerm]	5 years